Main Events (Details) - Schedule of the companies acquired in the period from the acquisition - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Main Events (Details) - Schedule of the companies acquired in the period from the acquisition [Line Items]
Net income	R$ 17,358	R$ 48,993
Net loss, income for the year	(8,652)	(5,725)
Acres [Member]
Main Events (Details) - Schedule of the companies acquired in the period from the acquisition [Line Items]
Net income	11,458	30,736
Net loss, income for the year	(3,195)	(1,207)
Ombú [Member]
Main Events (Details) - Schedule of the companies acquired in the period from the acquisition [Line Items]
Net income	5,072	14,514
Net loss, income for the year	(2,705)	(1,402)
Yuchán [Member]
Main Events (Details) - Schedule of the companies acquired in the period from the acquisition [Line Items]
Net income	828	3,721
Net loss, income for the year	(2,370)	(3,869)
Yatay [Member]
Main Events (Details) - Schedule of the companies acquired in the period from the acquisition [Line Items]
Net income		22
Net loss, income for the year	R$ (382)	R$ 753